Form N-1A Supplement	Mar. 01, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Funds, Inc.
Supplement dated November 19, 2025
to the Prospectus and Statement of Additional Information
both dated March 1, 2025
(as previously supplemented)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.